Notes Payable (Details Narrative) $ / shares in Units, $ in Thousands					1 Months Ended				3 Months Ended	12 Months Ended
	Apr. 26, 2017 USD ($)	Mar. 15, 2013 USD ($) a	Nov. 02, 2012 USD ($)	Mar. 05, 2012 USD ($)	Aug. 31, 2017 USD ($) a	May 31, 2016 USD ($) $ / shares shares	May 31, 2014 USD ($) shares	Jun. 30, 2013 USD ($)	Mar. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) a $ / shares shares	Dec. 31, 2016 USD ($) a	Dec. 31, 2015 USD ($) a	Dec. 31, 2012 USD ($)	Dec. 15, 2018 USD ($)	Dec. 15, 2017 USD ($)	Dec. 15, 2016 USD ($)	Sep. 30, 2016 USD ($)	Aug. 10, 2016 USD ($)	Dec. 15, 2015 USD ($)	Dec. 15, 2014 USD ($)	Dec. 15, 2013 USD ($)	Dec. 15, 2012 USD ($)
Debt instrument interest rate							6.00%
Maturity due date							Dec. 05, 2018
Fair value of warrants										$ 331	$ 327
Area of land | a										6,538	7,376
Amount outstanding loan							$ 160
Number of shares issued for loan security | shares							9
Annual future payments of loan														$ 15	$ 15	$ 15			$ 15	$ 15
Proceeds from borrowings							$ 176			$ 2,456	$ 5,237
Promissory note										19,107	18,886
McFinney Agri-Finance LLC [Member]
Debt instrument interest rate		6.80%
Area of land | a		2,579
Amount outstanding loan										$ 625	$ 441
Proceeds from other debt		$ 650
Land value		1,250
Payments to acquire land		620
Ellicot [Member]
Proceeds from other debt		400
Monthly payments of principal and interest		$ 4,238
Prime Rate [Member]
Debt instrument interest rate							75.00%
Prime Rate [Member] | Mater Purchase [Member]
Debt instrument interest rate										75.00%
Corporate Loans [Member]
Debt instrument interest rate							1.50%
Corporate Loans [Member] | Mater Purchase [Member]
Debt instrument interest rate										1.00%
HCIC Seller Carryback Note [Member]
Debt instrument face amount						$ 5,214		$ 6,164					$ 7,364
Debt instrument interest rate						6.00%				6.00%	6.00%		6.00%
Maturity date, description						extend the due date from June 30, 2016 to June 30, 2019		due either August or September 2013					March 31, 2013 through September 30, 2016
Maturity due date													Mar. 31, 2013
Debt instrument extended due date													Jun. 30, 2016
Percentage on increase decrease on principal balance						5.00%		20.00%
Percentage on payment on principal amount								5.43%
Debt amortized period						12 years		20 years
Technical default on nonpayment of interest and principal						$ 6,371
Conversion of debt						$ 3,181
Warrant expire term						5 years
Warrant exercise price | $ / shares						$ 3.00
Warrant to purchase shares of common stock | shares						1,367
Fair value of warrants						$ 277
Promissory note										$ 6,301	$ 6,645
HCIC Seller Carryback Note [Member] | Maximum [Member]
Debt instrument face amount								$ 7,397
Convertible debt Conversion price | $ / shares						$ 1.25
HCIC Seller Carryback Note [Member] | Minimum [Member]
Convertible debt Conversion price | $ / shares						$ 1.00
Colorado Water Conservation Loan [Member]
Debt instrument face amount				$ 1,185
Debt instrument interest rate				2.50%
Debt amortized period				20 years
Service fee				$ 12
Additional amount paid towards loan											$ 210
Area of land | a											157
Amount outstanding loan										$ 798	$ 748
FirstOak Bank [Member] | Dionisio Purchase [Member]
Maturity due date										Jun. 15, 2017
Amount outstanding loan											771
Acquisition related costs										$ 1,500
Proceeds from bank financing										900
Proceeds from other debt										$ 600
Interest rate description										The terms of the FirstOak loan is at 1% above the base rate on corporate loans posted by at least 75% of the nation’s 30 largest banks known as the Wall Street Journal Prime Rate (3.50% as of December 31, 2016 and 3.25% as of December 31, 2015), subject to a minimum of 6% per annum.
Number of shares issued for loan security | shares										146
Annual future payments of loan															76	76			76	76	$ 76	$ 76
FirstOak Bank [Member] | Mater Purchase [Member]
Debt instrument face amount										$ 25
Debt instrument interest rate										6.00%
Amount outstanding loan										$ 159
Acquisition related costs										325
Proceeds from bank financing										169
Proceeds from other debt										131
Annual future payments of loan															$ 15	$ 15			$ 15	$ 15	$ 15
FirstOak Bank [Member] | Mater Purchase [Member] | Water Rights [Member]
Acquisition related costs										219
FirstOak Bank [Member] | Mater Purchase [Member] | Land [Member]
Acquisition related costs										106
FirstOak Bank One [Member]
Amount outstanding loan											$ 118
Seller Carry Back – Dionisio [Member]
Debt instrument face amount			$ 600
Debt instrument interest rate			6.00%
Maturity due date			Nov. 02, 2017
Acquisition related costs			$ 1,500
Seller Carry Back – Dionisio [Member] | Minimum [Member] | Additional Debt [Member]
Debt instrument face amount			$ 590
FirstOak Loan [Member] | Mater Purchase [Member]
Amount outstanding loan										156
GrowCo Exchange Notes [Member]
Debt instrument face amount												$ 4,000
Debt instrument interest rate												22.50%
Maturity due date												Apr. 01, 2020
Area of land | a												157
Warrant expiration date												Apr. 30, 2020
Stock investing description												notes investors also received one GrowCo common stock $1 warrant for each $1 invested
Blue & Green, LLC [Member] | January 19, 2018 [Member]
Default payment on debt										400
Promissory note										2,115
Interest on debt										300
GrowCo Exchange Notes [Member]
Debt instrument face amount									$ 300	$ 1,906
Conversion of debt									$ 200
Warrant exercise price | $ / shares									$ 0.25
Warrant to purchase shares of common stock | shares									100
Promissory note									$ 1,500
Subscriptions received									$ 300,000
Effective percentage, interest rate										22.50%
Debt issuance costs										$ 302
GrowCo Exchange Notes [Member] | Maximum [Member]
Debt instrument face amount																	$ 600
El Paso Land Loan [Member]
Maturity due date											Mar. 31, 2017
El Paso Land Loan [Member] | CEO [Member]
Investments																		$ 7
El Paso Land Loan [Member]
Debt instrument interest rate					18.00%
Loan borrowed					$ 275
Percentage on proceeds from sales					25.00%
El Paso Land Loan [Member] | Maximum [Member]
Area of land | a					40
El Paso Land Loan [Member] | Minimum [Member]
Area of land | a					35
WRC Convertible Note [Member]
Debt instrument interest rate										12.00%
Maturity due date										Apr. 01, 2020
Convertible debt Conversion price | $ / shares										$ 4.23
Amount outstanding loan										$ 300
Description on conversion										The option of the holder, can be converted into one share of WRC preferred shares for each $4.23 of principal balance and accrued interest.
OID Black Mountain Note [Member]
Debt instrument face amount	$ 330
Maturity due date	Oct. 26, 2017
Debt instrument extended due date	Apr. 01, 2018
Gross cash paid	$ 300